SHORT-TERM AND LONG-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM BANK BORROWINGS

NOTE 14 – SHORT-TERM AND LONG-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2024:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Industrial Bank	9,000,000	1,282,490	2024-05-23	2025-05-23	3.15%
CZBANK	1,000,000	142,499	2024-09-30	2025-09-01	3.50%
CZBANK	11,000,000	1,567,487	2024-09-30	2025-09-01	3.50%
Shanghai Pudong Development Bank	9,000,000	1,282,490	2024-01-10	2025-01-10	3.90%
Shanghai Pudong Development Bank	11,000,000	1,567,487	2024-01-12	2025-01-12	3.90%
China Everbright Bank	10,000,000	1,424,989	2024-06-26	2025-06-25	3.05%
Bank of China	6,000,000	854,993	2024-03-22	2025-03-22	3.10%
Bank of China	15,000,000	2,137,483	2023-11-24	2024-11-23	3.65%
Total	72,000,000	10,259,918

Long-term bank borrowings consisted of the following at September 30, 2024:

Bank Name	Amount - RMB	Amount - USD	Expiration Date	Date	Interest
China Minsheng Bank	9,500,000	1,353,739	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	14,250,000	2,030,609	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	19,000,000	2,707,478	2023-08-21	2025-08-20	3.80%
China Minsheng Bank	9,990,000	1,423,564	2024-02-26	2025-05-20	3.66%
China Minsheng Bank	5,990,000	853,568	2024-02-27	2025-05-20	3.66%
China Minsheng Bank	9,800,000	1,396,489	2024-03-25	2025-06-25	3.65%
Huaxia Bank	6,370,000	907,718	2023-03-27	2026-03-15	4.05%
Huaxia Bank	6,279,000	894,750	2023-03-28	2026-03-15	4.05%
Total	81,179,000	11,567,915

Short-term bank borrowings consisted of the following at September 30, 2025:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Industrial Bank	5,000,000	702,346	2025-04-25	2026-04-24	2.70%
Industrial Bank	4,000,000	561,877	2025-04-27	2026-04-26	2.70%
China Minsheng Bank	4,000,000	561,877	2024-11-21	2025-11-21	3.50%
China Minsheng Bank	3,965,000	556,960	2025-02-19	2026-02-19	3.00%
CZBANK	10,000,000	1,404,692	2025-08-28	2026-08-26	3.00%
Shanghai Pudong Development Bank	6,000,000	842,815	2025-01-22	2026-01-22	3.00%
Shanghai Pudong Development Bank	6,980,000	980,475	2025-05-15	2026-05-15	2.90%
Shanghai Pudong Development Bank	7,000,000	983,284	2025-07-18	2026-06-16	2.70%
China Everbright Bank	5,000,000	702,346	2025-06-23	2026-06-22	2.70%
China Everbright Bank	5,000,000	702,346	2025-06-23	2026-06-22	2.70%
Bank of China	10,000,000	1,404,692	2025-03-24	2026-03-20	2.80%
CITIC BANK	9,500,000	1,334,457	2025-01-06	2026-01-06	2.90%
CITIC BANK	9,500,000	1,334,457	2025-02-10	2026-02-10	2.90%
Total	85,945,000	12,072,623

Long-term bank borrowings consisted of the following at September 30, 2025:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
China Minsheng Bank	15,000,000	2,107,038	2025-07-22	2027-07-22	3.00%
China Minsheng Bank	9,990,000	1,403,287	2025-07-30	2027-07-30	3.00%
China Minsheng Bank	10,000,000	1,404,692	2025-08-05	2027-08-05	3.00%
China Minsheng Bank	10,000,000	1,404,692	2025-08-11	2027-08-11	3.00%
Huaxia Bank	5,953,000	836,213	2023-03-27	2026-03-15	3.70%
Huaxia Bank	5,862,000	823,430	2023-03-28	2026-03-15	3.70%
China Minsheng Bank	6,770,000	950,976	2025-05-16	2026-08-16	3.00%
China Minsheng Bank	5,000,000	702,346	2025-06-11	2026-09-11	3.00%
China Minsheng Bank	4,500,000	632,111	2025-06-12	2026-09-12	3.00%
Total	73,075,000	10,264,785

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term and long-term borrowings by the Company are as follows:

	As of September 30,
	2025	2024
Buildings, net	$1,415,792	$828,741
Land use rights, net	331,258	348,378
Machinery, net	-	911,200
Total	$1,747,050	$2,088,319